Document and Entity Information	Nov. 18, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001645460
Document Type	8-K
Document Period End Date	Nov. 18, 2020
Entity Registrant Name	Cue Biopharma, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38327
Entity Tax Identification Number	47-3324577
Entity Address, Address Line One	21 Erie St.
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02139
City Area Code	(617)
Local Phone Number	949-2680
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	CUE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true